Note 5 - Securities	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of financial assets [text block]
5.	Securities:

As at October 31, 2023, the Bank held securities totalling $167.9 million (2022 - $141.6 million), comprised of a Government of Canada Treasury Bill and a series of Government of Canada Bonds.  The Government of Canada Treasury Bill was purchased for $134.8 million with a face value totaling $135.0 million, resulting in a weighted average yield of 4.93% on the instrument, and maturing on November 9, 2023. The series of Government of Canada Bonds were purchased for $32.9 million with a face value of $33.0 million, resulting in a yield of 3.87% of which $30.0 million matures on November 1, 2023 and $2.9 million matures on May 1, 2025.